Financial risk management objectives and policies - Summary of Credit Risk Exposure on the Group's Trade Receivables (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure Of Credit Risk [Line Items]
Gross carrying amount		₨ 45,825	$ 604	₨ 35,980
Gross carrying amount
Disclosure Of Credit Risk [Line Items]
Gross carrying amount		46,791		36,542
Gross carrying amount | 0 - 6 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	[1]	17,831		18,621
Gross carrying amount | 6 - 12 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount		14,060		9,308
Gross carrying amount | 12 - 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount		3,277		1,425
Gross carrying amount | > 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount		11,623		7,188
Expected credit loss
Disclosure Of Credit Risk [Line Items]
Expected credit loss		966		562
Expected credit loss | 0 - 6 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss	[1]	233		233
Expected credit loss | 6 - 12 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss		304		177
Expected credit loss | 12 - 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss		103		51
Expected credit loss | > 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss		₨ 326		₨ 101

[1]	included trade receivables which are not yet due.